Selected Quarterly Financial Data (Summary of Selected Quarterly Financial Data) (Detail) (USD $)	3 Months Ended								12 Months Ended			38 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Operating expenses:
Research and development	$ 9,439,736	$ 18,956,271	$ 16,527,952	$ 6,770,763	$ 9,038,820	$ 8,325,872	$ 8,439,070	$ 4,328,802	$ 51,694,722	$ 30,132,564	$ 4,818,049	$ 86,843,648
General and administrative	3,622,036	2,552,453	2,392,303	1,221,196	991,965	1,009,064	1,252,489	1,052,000	9,787,988	4,305,518	2,776,775	17,782,250
Acquisition related charges/(gains), net	280,000	277,000	272,000	268,000	764,000	760,000	2,376,000	(2,779,000)	1,097,000	1,121,000	6,300,000	8,544,000
Operating loss	13,341,772	21,785,724	19,192,255	8,259,959	10,794,785	10,094,936	12,067,559	2,601,802	62,579,710	35,559,082	13,894,824	113,169,898
Interest income	(22,364)	(11,532)	(4,502)	(2,449)	(3,928)	(2,123)	(4,766)	(4,539)	(40,847)	(15,356)	(2,524)	(58,727)
Loss before income taxes	13,319,408	21,774,192	19,187,753	8,257,510	10,790,857	10,092,813	12,062,793	2,597,263	62,538,863	35,543,726	13,892,300	113,111,171
Income tax benefit					(1,022,008)	(706,356)	(605,700)	(176,589)		(2,510,653)	(2,878,440)	(5,811,000)
Net loss	$ (13,319,408)	$ (21,774,192)	$ (19,187,753)	$ (8,257,510)	$ (9,768,849)	$ (9,386,457)	$ (11,457,093)	$ (2,420,674)	$ 62,538,863	$ 33,033,073	$ 11,013,860	$ 107,300,171
Net loss per common share-Basic and Diluted	$ (0.73)	$ (1.47)	$ (260.25)	$ (132.12)	$ (156.30)	$ (150.18)	$ (183.31)	$ (46.48)	$ (7.48)	$ (551.51)	$ (469.92)
Weighted-average common shares-Basic and Diluted	18,359,667	14,781,419	73,727	62,500	62,500	62,500	62,500	52,083	8,364,432	59,896	23,438